UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Activities
Net income (loss)	$ (158)	$ (134)
Adjusted for the following items:
Equity accounted earnings, net of distributions	4	7
Impairment expense (reversal), net	0	2
Depreciation and amortization expense	382	390
Provisions and other items	(642)	48
Deferred income tax expense (recovery)	(60)	(109)
Remeasurement of exchangeable and class B shares	183	(126)
Changes in non-cash working capital, net	(20)	(97)
Cash from (used in) operating activities	(311)	(19)
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the company	175	702
Repayment of non-recourse borrowings in subsidiaries of the company	(106)	(817)
Proceeds from other financing	11	52
Repayment of other financing	(55)	(56)
Lease liability repayment	(35)	(35)
Capital provided by others who have interests in operating subsidiaries	102	15
Repurchases of exchangeable shares	(77)	0
Distributions to exchangeable shareholders	(9)	(9)
Proceeds received from loan with Brookfield Business Partners	79	401
Repayment and issuance of loan with Brookfield Business Partners	(26)	(2)
Distributions and capital paid to others who have interests in operating subsidiaries	(1)	(17)
Cash from (used in) financing activities	58	234
Acquisitions
Subsidiaries, net of cash acquired	0	(35)
Property, plant and equipment and intangible assets	(131)	(154)
Equity accounted investments	(12)	0
Financial assets and other	(1)	0
Dispositions
Subsidiaries, net of cash disposed	(53)	0
Property, plant and equipment and intangible assets	6	1
Financial assets and other	0	2
Net settlement of derivative assets and liabilities	(10)	(3)
Restricted cash and deposits	0	18
Cash from (used in) investing activities	(201)	(171)
Cash and cash equivalents
Change during the period	(454)	44
Impact of foreign exchange	59	(62)
Balance, beginning of year	1,008	772
Balance, end of period	$ 613	$ 754